UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2014

Date of reporting period:	4/30/2014

Item 1.	Schedule of Investments

Target Conservative Allocation Fund

Schedule of Investments

as of April 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.3%
COMMON STOCKS — 42.3%
Aerospace & Defense — 1.6%
B/E Aerospace, Inc.(a)	1,570	$137,799
Boeing Co. (The)	2,650	341,903
Embraer SA (Brazil), ADR	800	27,520
Esterline Technologies Corp.(a)	175	19,078
Hexcel Corp.(a)	1,755	73,166
Honeywell International, Inc.	2,650	246,185
Lockheed Martin Corp.	800	131,312
Moog, Inc. (Class A Stock)(a)	293	19,177
Northrop Grumman Corp.	2,800	340,228
Precision Castparts Corp.	1,728	437,340
Teledyne Technologies, Inc.(a)	225	20,893

		1,794,601

Airlines
American Airlines Group, Inc.(a)	327	11,468
JetBlue Airways Corp.(a)	2,681	21,193

		32,661

Auto Components — 0.4%
BorgWarner, Inc.	690	42,877
Delphi Automotive PLC (United Kingdom)	3,535	236,279
Johnson Controls, Inc.	3,200	144,448
Lear Corp.	400	33,224
Magna International, Inc. (Canada)	400	39,196
Tenneco, Inc.(a)	320	19,158

		515,182

Automobiles — 0.3%
Ford Motor Co.	16,700	269,705
General Motors Co.	2,100	72,408
Honda Motor Co. Ltd. (Japan)	1,000	33,300

		375,413

Banks — 2.4%
Bancorp, Inc. (The)(a)	440	6,961
Bank of America Corp.	27,453	415,638
BB&T Corp.	900	33,597
Capital Bank Financial Corp. (Class A Stock)(a)	475	11,329
CIT Group, Inc.	4,930	212,236
Citigroup, Inc.	9,655	462,571
Fifth Third Bancorp	8,782	180,997
FirstMerit Corp.	1,455	28,212
JPMorgan Chase & Co.	10,400	582,192
PNC Financial Services Group, Inc. (The)	2,300	193,292
Prosperity Bancshares, Inc.	325	19,175
Trustmark Corp.	572	13,082
UMB Financial Corp.	307	18,024
Union Bankshares Corp.	600	15,354
United Bankshares, Inc.	425	12,431
Webster Financial Corp.	900	27,126
Wells Fargo & Co.	10,301	511,342

		2,743,559

Beverages — 0.5%
Constellation Brands, Inc. (Class A Stock)(a)	1,300	103,792
Diageo PLC (United Kingdom)	4,302	131,812
Molson Coors Brewing Co. (Class B Stock)	1,700	101,949
PepsiCo, Inc.	1,725	148,160
Pernod-Ricard SA (France)	790	94,807

		580,520

Biotechnology — 1.3%
Acorda Therapeutics, Inc.(a)	608	21,554
Aegerion Pharmaceuticals, Inc.(a)	215	9,516
Alexion Pharmaceuticals, Inc.(a)	1,930	305,326
Amgen, Inc.	800	89,400
Biogen Idec, Inc.(a)	1,395	400,532
Celgene Corp.(a)	1,030	151,420
Cell Therapeutics, Inc.(a)	3,179	9,378
Cubist Pharmaceuticals, Inc.(a)	152	10,649
Gilead Sciences, Inc.(a)	3,430	269,221
Intercept Pharmaceuticals, Inc.(a)	100	26,412
Isis Pharmaceuticals, Inc.(a)	630	16,764
NPS Pharmaceuticals, Inc.(a)	295	7,853
Ophthotech Corp.(a)	385	13,086
Receptos, Inc.(a)	235	7,941
Regeneron Pharmaceuticals, Inc.(a)	586	173,977
Seattle Genetics, Inc.(a)	245	9,428
Theravance, Inc.(a)	524	14,106

		1,536,563

Building Products
Lennox International, Inc.	125	10,479
PGT, Inc.(a)	516	5,134
Trex Co., Inc.(a)	267	20,965
USG Corp.(a)	328	9,794

		46,372

Capital Markets — 1.2%
Affiliated Managers Group, Inc.(a)	847	167,876
Ares Capital Corp.	1,300	22,321
Bank of New York Mellon Corp. (The)	2,000	67,740
BlackRock, Inc.	1,292	388,892
Eaton Vance Corp.	404	14,572
FXCM, Inc. (Class A Stock)	705	10,913
Goldman Sachs Group, Inc. (The)	600	95,892
LPL Financial Holdings, Inc.	400	18,940
Morgan Stanley	12,300	380,439
Raymond James Financial, Inc.	521	25,894
State Street Corp.	1,400	90,384
Stifel Financial Corp.(a)	961	44,946
TCP Capital Corp.	500	8,095

		1,336,904

Chemicals — 1.2%
Airgas, Inc.	1,210	128,575
E.I. du Pont de Nemours & Co.	2,915	196,238
Huntsman Corp.	1,099	27,530
Monsanto Co.	3,405	376,933
PPG Industries, Inc.	500	96,810
Praxair, Inc.	2,385	311,362
Quaker Chemical Corp.	473	35,205
Scotts Miracle-Gro Co. (The) (Class A Stock)	258	15,792
Sherwin-Williams Co. (The)	1,084	216,627
Valspar Corp. (The)	388	28,339

		1,433,411

Commercial Services & Supplies
KAR Auction Services, Inc.	750	22,335
Waste Connections, Inc.	592	26,439

		48,774

Communications Equipment — 0.5%
Aruba Networks, Inc.(a)	764	15,104
Cisco Systems, Inc.	8,300	191,813
CommScope Holding Co., Inc.(a)	725	19,343
Ixia(a)	1,017	12,631
Palo Alto Networks, Inc.(a)	225	14,306
QUALCOMM, Inc.	4,560	358,918

		612,115

Construction & Engineering — 0.1%
EMCOR Group, Inc.	145	6,669
MasTec, Inc.(a)	525	20,779
Northwest Pipe Co.(a)	513	18,350
URS Corp.	267	12,581

		58,379

Construction Materials
Texas Industries, Inc.(a)	470	40,749

Consumer Finance — 0.7%
American Express Co.	3,210	280,650
Capital One Financial Corp.	4,400	325,160
Cash America International, Inc.	340	14,807
First Cash Financial Services, Inc.(a)	275	13,412
SLM Corp.	7,600	195,700

		829,729

Containers & Packaging — 0.1%
Graphic Packaging Holding Co.(a)	2,175	22,315
Packaging Corp. of America	225	14,992
Silgan Holdings, Inc.	400	19,900

		57,207

Diversified Consumer Services
Grand Canyon Education, Inc.(a)	230	9,918
Hillenbrand, Inc.	575	17,480
Sotheby’s	152	6,393

		33,791

Diversified Financial Services — 0.6%
CME Group, Inc.	4,695	330,481
IntercontinentalExchange Group, Inc.	1,898	388,027

		718,508

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	5,300	189,210
CenturyLink, Inc.	4,860	169,663
Verizon Communications, Inc.	2,000	93,460

		452,333

Electric Utilities — 0.5%
American Electric Power Co., Inc.	3,500	188,335
Edison International	800	45,248
Exelon Corp.	2,600	91,078
PPL Corp.	5,100	170,034
Southern Co. (The)	1,600	73,328

		568,023

Electrical Equipment — 0.3%
AMETEK, Inc.	4,420	233,023
EnerSys, Inc.	476	32,168
Franklin Electric Co., Inc.	608	23,511
Thermon Group Holdings, Inc.(a)	970	23,105

		311,807

Electronic Equipment, Instruments & Components — 0.3%
Checkpoint Systems, Inc.(a)	766	9,782
Coherent, Inc.(a)	562	33,557
Corning, Inc.	10,700	223,737
FLIR Systems, Inc.	651	22,160
InvenSense, Inc.(a)	1,148	24,716
IPG Photonics Corp.(a)	371	23,978
Itron, Inc.(a)	318	12,084
Littelfuse, Inc.	396	35,858
Sanmina Corp.(a)	500	10,125

		395,997

Energy Equipment & Services — 0.6%
Atwood Oceanics, Inc.(a)	225	11,151
Bristow Group, Inc.	454	34,867
Core Laboratories NV	210	39,413
Forum Energy Technologies, Inc.(a)	725	21,648
Geospace Technologies Corp.(a)	452	26,275
Halliburton Co.	1,530	96,497
National Oilwell Varco, Inc.	4,065	319,224
Newpark Resources, Inc.(a)	1,314	15,821
Schlumberger Ltd.	1,760	178,728

		743,624

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	1,573	181,965
CVS Caremark Corp.	7,115	517,403
Fresh Market, Inc. (The)(a)	503	18,661
Kroger Co. (The)	2,200	101,288
Natural Grocers by Vitamin Cottage, Inc.(a)	891	31,719
Rite Aid Corp.(a)	1,450	10,585
United Natural Foods, Inc.(a)	205	14,151
Wal-Mart Stores, Inc.	2,800	223,188
Walgreen Co.	1,400	95,060

		1,194,020

Food Products — 0.6%
ConAgra Foods, Inc.	3,100	94,581
Danone SA (France)	1,375	101,529
Kellogg Co.	800	53,464
Mead Johnson Nutrition Co.	1,684	148,630
Mondelez International, Inc. (Class A Stock)	7,160	255,254
Pinnacle Foods, Inc.	215	6,536
WhiteWave Foods Co. (The) (Class A Stock)(a)	1,505	41,673

		701,667

Gas Utilities
Atmos Energy Corp.	225	11,484
South Jersey Industries, Inc.	313	17,982
WGL Holdings, Inc.	426	16,950

		46,416

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	5,460	211,520
Alere, Inc.(a)	450	15,030
Align Technology, Inc.(a)	285	14,361
C.R. Bard, Inc.	350	48,066

Cantel Medical Corp.	634	21,023
Cooper Cos., Inc. (The)	785	103,549
Covidien PLC	3,818	272,032
Cyberonics, Inc.(a)	255	15,086
Endologix, Inc.(a)	732	9,282
Integra LifeSciences Holdings Corp.(a)	375	17,093
Medtronic, Inc.	3,200	188,224
Natus Medical, Inc.(a)	326	8,095
Sirona Dental Systems, Inc.(a)	295	22,190
Spectranetics Corp. (The)(a)	377	8,015
Teleflex, Inc.	200	20,418
Thoratec Corp.(a)	823	26,978
Zimmer Holdings, Inc.	700	67,760

		1,068,722

Health Care Providers & Services — 1.2%
Air Methods Corp.(a)	570	31,732
Centene Corp.(a)	828	54,979
Cigna Corp.	1,223	97,889
Community Health Systems, Inc.(a)	225	8,525
Express Scripts Holding Co.(a)	4,184	278,571
Hanger, Inc.(a)	295	10,228
Healthways, Inc.(a)	654	11,772
Humana, Inc.	800	87,800
LifePoint Hospitals, Inc.(a)	175	9,786
MEDNAX, Inc.(a)	444	26,307
MWI Veterinary Supply, Inc.(a)	34	5,326
Team Health Holdings, Inc.(a)	534	25,888
UnitedHealth Group, Inc.	7,170	538,037
WellPoint, Inc.	1,400	140,952

		1,327,792

Health Care Technology — 0.2%
Cerner Corp.(a)	2,428	124,556
MedAssets, Inc.(a)	2,013	45,957
Medidata Solutions, Inc.(a)	236	8,569

		179,082

Hotels, Restaurants & Leisure — 1.2%
Bally Technologies, Inc.(a)	537	34,964
Bob Evans Farms, Inc.	75	3,515
Chuy’s Holdings, Inc.(a)	320	11,504
International Game Technology	4,010	50,326
International Speedway Corp. (Class A Stock)	410	12,890
Jack in the Box, Inc.(a)	200	10,708
Las Vegas Sands Corp.	3,420	270,625
Life Time Fitness, Inc.(a)	394	18,912
Marriott International, Inc. (Class A Stock)	3,440	199,279
McDonald’s Corp.	500	50,690
Orient-Express Hotels Ltd. (Class A Stock)(a)	1,933	25,322
Potbelly Corp.(a)	282	4,794
Starbucks Corp.	2,220	156,776
Wynn Resorts Ltd.	1,684	343,351
Yum! Brands, Inc.	1,736	133,655

		1,327,311

Household Durables — 0.1%
Harman International Industries, Inc.	100	10,961
Helen of Troy Ltd.(a)	74	4,640
Meritage Homes Corp.(a)	414	15,972
Ryland Group, Inc. (The)	175	6,718

Universal Electronics, Inc.(a)	666	24,875
Whirlpool Corp.	600	92,028

		155,194

Household Products — 0.2%
Colgate-Palmolive Co.	2,613	175,855

Independent Power & Renewable Electricity Producers — 0.1%
NRG Energy, Inc.	3,700	121,064

Industrial Conglomerates — 0.8%
Danaher Corp.	6,018	441,601
General Electric Co.	10,400	279,656
Roper Industries, Inc.	1,249	173,548

		894,805

Insurance — 1.8%
Allstate Corp. (The)	8,200	466,990
American Equity Investment Life Holding Co.	1,373	32,018
American International Group, Inc.	11,735	623,481
Aspen Insurance Holdings Ltd.	375	17,168
CNO Financial Group, Inc.	975	16,819
Enstar Group Ltd.(a)	79	10,199
HCC Insurance Holdings, Inc.	512	23,521
Horace Mann Educators Corp.	369	11,096
Maiden Holdings Ltd.	650	7,670
Marsh & McLennan Cos., Inc.	5,965	294,134
MetLife, Inc.	5,400	282,690
Platinum Underwriters Holdings Ltd.	250	15,678
Protective Life Corp.	513	26,240
Reinsurance Group of America, Inc.	282	21,632
State Auto Financial Corp.	283	5,790
Travelers Cos., Inc. (The)	1,100	99,638
United Fire Group, Inc.	537	14,939
Unum Group	3,700	122,914

		2,092,617

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.(a)	710	215,932
HomeAway, Inc.(a)	295	9,623
HSN, Inc.	275	15,961
Priceline Group, Inc. (The)(a)	374	432,999

		674,515

Internet Software & Services — 1.6%
Angie’s List, Inc.(a)	889	10,054
Cornerstone OnDemand, Inc.(a)	647	23,784
Demandware, Inc.(a)	363	18,016
Digital River, Inc.(a)	512	7,828
E2open, Inc.(a)	499	8,618
eBay, Inc.(a)	3,800	196,954
Facebook, Inc. (Class A Stock)(a)	6,010	359,278
Google, Inc. (Class A Stock)(a)	977	522,578
Google, Inc. (Class C Stock)(a)	977	514,547
LinkedIn Corp. (Class A Stock)(a)	812	124,618
Marin Software, Inc.(a)	672	6,303
SciQuest, Inc.(a)	330	7,913
Trulia, Inc.(a)	680	23,120
Yahoo!, Inc.(a)	1,780	63,991

		1,887,602

IT Services — 1.6%
Broadridge Financial Solutions, Inc.	525	20,128

CACI International, Inc. (Class A Stock)(a)	200	13,930
Cognizant Technology Solutions Corp. (Class A Stock)(a)	7,498	359,192
FleetCor Technologies, Inc.(a)	1,410	160,923
Global Payments, Inc.	295	19,715
iGATE Corp.(a)	300	10,980
International Business Machines Corp.	600	117,882
Jack Henry & Associates, Inc.	225	12,411
MasterCard, Inc. (Class A Stock)	5,192	381,872
Sapient Corp.(a)	986	16,042
Visa, Inc. (Class A Stock)	2,526	511,793
Xerox Corp.	14,800	178,932

		1,803,800

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	6,265	338,561
Covance, Inc.(a)	230	20,304
Illumina, Inc.(a)	170	23,095
PAREXEL International Corp.(a)	244	11,065
Thermo Fisher Scientific, Inc.	4,142	472,188

		865,213

Machinery — 1.2%
Actuant Corp. (Class A Stock)	250	8,465
Barnes Group, Inc.	400	15,408
Chart Industries, Inc.(a)	187	12,757
Colfax Corp.(a)	1,908	137,338
Crane Co.	140	10,182
Cummins, Inc.	2,203	332,323
Deere & Co.	1,000	93,340
Ingersoll-Rand PLC	4,930	294,814
Joy Global, Inc.	1,029	62,131
Manitowoc Co., Inc. (The)	759	24,121
PACCAR, Inc.	1,300	83,174
Parker Hannifin Corp.	800	101,504
Rexnord Corp.(a)	475	12,701
Snap-on, Inc.	274	31,784
Stanley Black & Decker, Inc.	800	68,712
Timken Co. (The)	394	24,854
TriMas Corp.(a)	331	11,870
Wabash National Corp.(a)	775	10,354
WABCO Holdings, Inc.(a)	145	15,516
Woodward, Inc.	342	15,332

		1,366,680

Media — 1.7%
AMC Networks, Inc. (Class A Stock)(a)	490	32,178
CBS Corp. (Class B Stock)	1,500	86,640
Comcast Corp. (Special Class A Stock)	8,726	445,288
Discovery Communications, Inc. (Class A Stock)(a)	3,300	250,470
Interpublic Group of Cos., Inc. (The)	3,800	66,196
Time Warner Cable, Inc.	500	70,730
Time Warner, Inc.	2,850	189,411
Twenty-First Century Fox, Inc. (Class A Stock)	11,330	362,787
Viacom, Inc. (Class B Stock)	1,930	164,011
Walt Disney Co. (The)	4,060	322,120

		1,989,831

Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	5,800	199,346
Globe Specialty Metals, Inc.	200	3,876
Reliance Steel & Aluminum Co.	225	15,935
RTI International Metals, Inc.(a)	882	24,837

		243,994

Multi-Utilities — 0.2%
Public Service Enterprise Group, Inc.	5,100	208,947

Multiline Retail — 0.3%
Macy’s, Inc.	1,700	97,631
Target Corp.	3,100	191,425

		289,056

Oil, Gas & Consumable Fuels — 2.7%
Anadarko Petroleum Corp.	2,110	208,932
Antero Resources Corp.(a)	570	37,432
Cabot Oil & Gas Corp.	3,000	117,840
Chesapeake Energy Corp.	3,000	86,250
Chevron Corp.	2,300	288,696
ConocoPhillips	2,400	178,344
Diamondback Energy, Inc.(a)	110	7,913
Exxon Mobil Corp.	900	92,169
Gulfport Energy Corp.(a)	548	40,371
HollyFrontier Corp.	4,003	210,518
Marathon Oil Corp.	8,600	310,890
Murphy Oil Corp.	3,800	241,034
Noble Energy, Inc.	2,715	194,883
Oasis Petroleum, Inc.(a)	525	24,418
ONEOK, Inc.	219	13,845
Pioneer Natural Resources Co.	1,407	271,931
Rice Energy, Inc.(a)	1,045	31,037
Royal Dutch Shell PLC (Netherlands), ADR	5,149	405,432
Swift Energy Co.(a)	794	9,790
Total SA (France), ADR	4,400	313,456

		3,085,181

Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	175	10,743
International Paper Co.	8,385	391,160

		401,903

Personal Products — 0.1%
Elizabeth Arden, Inc.(a)	200	7,348
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,459	105,880

		113,228

Pharmaceuticals — 2.3%
AbbVie, Inc.	4,380	228,110
Actavis PLC(a)	1,600	326,928
AstraZeneca PLC (United Kingdom), ADR	2,400	189,720
Bristol-Myers Squibb Co.	5,820	291,524
Eli Lilly & Co.	2,800	165,480
Forest Laboratories, Inc.(a)	370	34,007
Johnson & Johnson	3,400	344,386
Merck & Co., Inc.	3,500	204,960
Novartis AG (Switzerland), ADR	800	69,552
Pacira Pharmaceuticals, Inc.(a)	105	7,191
Perrigo Co. PLC	1,117	161,809
Pfizer, Inc.	5,700	178,296
Sanofi (France), ADR	3,400	182,920
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,900	92,834
Valeant Pharmaceuticals International, Inc.(a)	1,210	161,789
Zoetis, Inc.	2,400	72,624

		2,712,130

Professional Services — 0.2%
Advisory Board Co. (The)(a)	152	8,704
Dun & Bradstreet Corp. (The)	150	16,614
ICF International, Inc.(a)	325	12,665
Manpowergroup, Inc.	400	32,536
Paylocity Holding Corp.(a)	258	4,879
Verisk Analytics, Inc. (Class A Stock)(a)	2,060	123,785

		199,183

Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.	5,234	437,144
First Potomac Realty Trust	1,187	15,466
Geo Group, Inc. (The)	764	25,617
Hersha Hospitality Trust	2,275	13,218
Highwoods Properties, Inc.	200	8,070
Medical Properties Trust, Inc.	1,346	18,171
Two Harbors Investment Corp.	878	9,114

		526,800

Road & Rail — 0.3%
Celadon Group, Inc.	200	4,602
Con-way, Inc.	325	13,806
Kansas City Southern	733	73,945
Landstar System, Inc.	284	17,889
Norfolk Southern Corp.	1,000	94,530
Quality Distribution, Inc.(a)	889	11,175
Union Pacific Corp.	904	172,149

		388,096

Semiconductors & Semiconductor Equipment — 0.8%
Altera Corp.	6,120	199,022
Cabot Microelectronics Corp.(a)	454	19,690
Cavium, Inc.(a)	682	28,896
Entegris, Inc.(a)	1,628	18,055
Intel Corp.	7,400	197,506
Kulicke & Soffa Industries, Inc. (Singapore)(a)	632	9,297
Linear Technology Corp.	1,420	63,190
Monolithic Power Systems, Inc.(a)	470	17,437
Skyworks Solutions, Inc.(a)	525	21,551
SunEdison, Inc.(a)	685	13,173
Teradyne, Inc.(a)	621	10,973
Texas Instruments, Inc.	5,790	263,155
Veeco Instruments, Inc.(a)	579	21,406

		883,351

Software — 2.0%
Aspen Technology, Inc.(a)	549	23,601
Autodesk, Inc.(a)	1,380	66,268
BroadSoft, Inc.(a)	375	9,517
CA, Inc.	5,775	174,058
Check Point Software Technologies Ltd. (Israel)(a)	3,265	209,156
Citrix Systems, Inc.(a)	1,193	70,757
CommVault Systems, Inc.(a)	150	7,260
Concur Technologies, Inc.(a)	104	8,369
Ellie Mae, Inc.(a)	225	5,488
Epiq Systems, Inc.	545	6,971
Fair Isaac Corp.	300	17,160
Fortinet, Inc.(a)	700	15,386
Guidewire Software, Inc.(a)	304	11,479
Imperva, Inc.(a)	426	9,747
Microsoft Corp.	18,590	751,036
NICE Systems Ltd. (Israel), ADR	441	19,051

Oracle Corp.	11,940	488,107
PTC, Inc.(a)	1,993	70,492
QLIK Technologies, Inc.(a)	463	10,177
Qualys, Inc.(a)	557	10,745
Salesforce.com, Inc.(a)	4,291	221,630
SS&C Technologies Holdings, Inc.(a)	425	16,541
Ultimate Software Group, Inc. (The)(a)	100	11,963
Varonis Systems, Inc.(a)	278	7,025
Verint Systems, Inc.(a)	475	20,791
VMware, Inc. (Class A Stock)(a)	510	47,180

		2,309,955

Specialty Retail — 1.0%
Aaron’s, Inc.	272	8,016
Abercrombie & Fitch Co. (Class A Stock)	250	9,190
AutoZone, Inc.(a)	206	109,981
Chico’s FAS, Inc.	800	12,704
Genesco, Inc.(a)	833	63,616
GNC Holdings, Inc. (Class A Stock)	325	14,625
Group 1 Automotive, Inc.	250	18,033
Men’s Wearhouse, Inc. (The)	375	17,768
Outerwall, Inc.(a)	198	13,731
PetSmart, Inc.	2,560	173,261
Ross Stores, Inc.	4,090	278,447
Tiffany & Co.	1,370	119,861
TJX Cos., Inc. (The)	2,560	148,941
Tractor Supply Co.	1,316	88,488
TravelCenters of America LLC(a)	74	560
Urban Outfitters, Inc.(a)	640	22,819
Vitamin Shoppe, Inc.(a)	954	45,678

		1,145,719

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	1,341	791,311
EMC Corp.	15,829	408,388
Hewlett-Packard Co.	9,692	320,417
Seagate Technology PLC	3,850	202,433

		1,722,549

Textiles, Apparel & Luxury Goods — 0.7%
Deckers Outdoor Corp.(a)	235	18,553
LVMH Moet Hennessy Louis Vuitton SA (France)	777	153,064
Michael Kors Holdings Ltd.(a)	1,390	126,768
NIKE, Inc. (Class B Stock)	1,910	139,335
PVH Corp.	761	95,559
Steven Madden Ltd.(a)	615	21,900
VF Corp.	4,655	284,374
Vince Holding Corp.(a)	446	12,269
Wolverine World Wide, Inc.	375	10,538

		862,360

Thrifts & Mortgage Finance
Astoria Financial Corp.	734	9,733
Home Loan Servicing Solutions Ltd.	995	22,039
MGIC Investment Corp.(a)	1,785	15,351

		47,123

Tobacco — 0.3%
Altria Group, Inc.	2,600	104,286
Philip Morris International, Inc.	2,190	187,092

		291,378

Trading Companies & Distributors — 0.1%
CAI International, Inc.(a)				473	10,288
DXP Enterprises, Inc.(a)				25	2,830
GATX Corp.				438	28,746
TAL International Group, Inc.				327	13,793
WESCO International, Inc.(a)				150	13,167

					68,824

Wireless Telecommunication Services — 0.2%
SBA Communications Corp. (Class A Stock)(a)				262	23,517
Vodafone Group PLC (United Kingdom), ADR				5,845	221,876

					245,393

TOTAL COMMON STOCKS (cost $34,151,696)					48,883,578

	Interest Rate		Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.4%
Collateralized Debt Obligations — 1.5%
Sierra Madre Funding Ltd., (Cayman Islands), Series 2004-1A, Class A1A, 144A(d)	0.538	%(b)	09/07/39	424	279,178
Sierra Madre Funding Ltd., (Cayman Islands), Series 2004-1A, Class ALTB, 144A(d)	0.558	%(b)	09/07/39	1,008	762,474
Venture VIII CDO Ltd., Series 2007-8A, Class A2A, 144A	0.448	%(b)	07/22/21	700	682,825

					1,724,477

Non-Residential Mortgage-Backed Security — 0.7%
SLM Student Loan Trust, Series 2008-9, Class A	1.729	%(b)	04/25/23	809	836,086

Residential Mortgage-Backed Securities — 1.2%
Asset-Backed Funding Certificates Trust, Series 2004- OPT5, Class A1	0.852	%(b)	06/25/34	204	189,885
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A2	0.262	%(b)	12/25/36	811	367,966
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A4	6.130%		07/25/36	795	480,713
Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2A	0.212	%(b)	10/25/37	82	26,061
Merrill Lynch Mortgage Investors Trust, Series 2007- MLN1, Class A2A	0.262	%(b)	03/25/37	494	295,935
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A	0.212	%(b)	11/25/36	51	19,152

					1,379,712

TOTAL ASSET-BACKED SECURITIES (cost $3,931,966)					3,940,275

CORPORATE BONDS — 11.9%
Airlines — 0.3%
United Airlines, Inc., Sr. Unsec’d. Notes, 144A	6.750%		09/15/15	300	304,875

Auto Manufacturers — 0.3%
Daimler Finance North America LLC, (Germany), Gtd. Notes, 144A(d)	1.450%		08/01/16	200	201,861
Daimler Finance North America LLC, (Germany), Gtd. Notes, 144A	2.300%		01/09/15	200	202,517

					404,378

Banks — 6.2%
Abbey National Treasury Services PLC, (United Kingdom), Bank Gtd. Notes, 144A	3.875%		11/10/14		100	101,738
Banco Santander Chile, (Chile), Sr. Unsec’d. Notes, 144A	1.124	%(b)	04/11/17		200	200,002
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.000%		01/11/18		423	423,734
Bank of America NA, Sr. Unsec’d. Notes	0.709	%(b)	11/14/16		800	801,806
Bank of Nova Scotia, (Canada), Sr. Unsec’d. Notes	0.537	%(b)	04/11/17		600	599,656
BB&T Corp., Sr. Unsec’d. Notes, MTN	1.093	%(b)	06/15/18		300	304,508
Citigroup, Inc., Sr. Unsec’d. Notes	1.250%		01/15/16		600	603,337
Citigroup, Inc., Sr. Unsec’d. Notes	2.250%		08/07/15		200	203,695
Credit Agricole SA, (France), Sub. Notes, RegS	8.125	%(b)	09/19/33		300	346,290
Deutsche Bank Financial LLC, (Germany), Bank Gtd. Notes, MTN	5.375%		03/02/15		300	311,214
JPMorgan Chase & Co., Sr. Unsec’d. Notes	0.756	%(b)	02/15/17		400	401,102
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	1.100%		10/15/15		600	602,853
JPMorgan Chase & Co., Unsec’d. Notes, MTN	0.779	%(b)	04/25/18		100	99,923
JPMorgan Chase Bank NA, Sub. Notes	1.029	%(b)	05/31/17	EUR	400	552,164
Lloyds Bank PLC, (United Kingdom), Jr. Sub. Notes, 144A(d)	12.000	%(b)	12/29/49		800	1,130,000
Russian Agricultural Bank OJSC Via RSHB Capital SA, (Russia), Sr. Unsec’d. Notes, 144A	9.000%		06/11/14		300	301,500
Russian Agricultural Bank OJSC Via RSHB Capital SA, (Russia), Sr. Unsec’d. Notes, RegS	9.000%		06/11/14		100	100,500
VTB Bank OJSC Via VTB Capital SA, (Russia), Sr. Unsec’d. Notes, 144A(d)	6.465%		03/04/15		100	100,375

						7,184,397

Building & Construction
Urbi Desarrollos Urbanos SAB de CV, (Mexico), Gtd. Notes, 144A(d)	9.500%		01/21/20		100	11,250

Capital Markets — 0.3%
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	0.727	%(b)	01/12/15		100	100,104
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.000%		10/01/14		200	203,586

						303,690

Diversified Financial Services — 1.4%
Ally Financial, Inc., Gtd. Notes	2.750%		01/30/17		100	101,250
Ally Financial, Inc., Gtd. Notes	5.500%		02/15/17		300	326,250
Ally Financial, Inc., Gtd. Notes	8.300%		02/12/15		400	421,500
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.750%		05/15/15		400	408,453
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.625%		09/15/15		200	212,843
SLM Corp., Sr. Unsec’d. Notes, MTN	6.250%		01/25/16		200	215,750

						1,686,046

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.300%		02/01/17		200	200,247

Metals & Mining — 0.3%
Anglo American Capital PLC, (United Kingdom), Gtd. Notes, 144A(d)	1.177	%(b)	04/15/16		300	300,909

Oil, Gas & Consumable Fuels — 1.0%
BP Capital Markets PLC, (United Kingdom), Gtd. Notes	3.125%		10/01/15		400	414,697
Canadian Natural Resources Ltd., (Canada), Sr. Unsec’d. Notes	0.609	%(b)	03/30/16		300	300,374
Gazprom OAO Via Gaz Capital SA, (Russia), Sr. Unsec’d. Notes, 144A	8.125%		07/31/14		200	202,000
Statoil ASA, (Norway), Gtd. Notes	0.698	%(b)	11/08/18		300	302,137

						1,219,208

Pharmaceuticals — 0.5%
Cardinal Health, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17		500	564,815

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc., Sr. Unsec’d. Notes	2.850%		05/06/21		100	100,449

Telecommunications — 0.3%
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.763	%(b)	09/15/16		200	205,818
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%		09/15/16		100	103,495

						309,313

Tobacco — 0.6%
Altria Group, Inc., Gtd. Notes	4.125%		09/11/15		300	313,912
BAT International Finance PLC, (United Kingdom), Gtd. Notes, 144A	9.500%		11/15/18		300	391,188

						705,100

Wireless Telecommunication Services — 0.4%
AT&T, Inc., Sr. Unsec’d. Notes	0.654	%(b)	03/30/17		200	199,887
Telefonica Emisiones SAU, (Spain), Gtd. Notes	6.421%		06/20/16		200	221,759

						421,646

TOTAL CORPORATE BONDS (cost $13,376,411)						13,716,323

MUNICIPAL BOND — 0.3%
Texas
Dallas County Hospital District, Series B, General Obligation Unlimited (cost $300,000)	6.171%		08/15/34		300	331,818

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.0%
American Home Mortgage Assets Trust, Series 2006-1, Class 2A1	0.342	%(b)	05/25/46		235	168,963
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1	2.952	%(b)	05/25/47		207	172,992
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2	2.533	%(b)	05/25/35		127	128,771
Bear Stearns Alt-A Trust, Series 2006-2, Class 21A1	2.507	%(b)	03/25/36		1,129	763,748
Berica ABS SRL, (Italy), Series 2011-1, Class A1	0.613	%(b)	12/30/55	EUR	320	434,144
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A	0.367	%(b)	07/20/46		196	118,272
Fannie Mae REMICS, Series 1992-146, Class PZ	8.000%		08/25/22		8	9,444
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.532	%(b)	07/25/44		313	317,528
Freddie Mac REMICS, Series 41, Class F	10.000%		05/15/20		7	7,677
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	2.651	%(b)	09/25/35		120	121,555
GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A2	0.412	%(b)	08/25/46		780	216,374
HomeBanc Mortgage Trust, Series 2006-1, Class 4A1	5.479	%(b)	04/25/37		463	374,391
JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1	2.559	%(b)	03/25/36		388	308,863
Vendee Mortgage Trust, Series 2000-1, Class 1A	6.482	%(b)	01/15/30		77	87,570
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR15, Class 2A	2.268	%(b)	11/25/46		200	193,593

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,494,980)						3,423,885

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%
Federal Home Loan Mortgage Corp.	2.354	%(b)	08/01/23		4	4,586
Federal Home Loan Mortgage Corp.	2.358	%(b)	03/01/36		114	120,548

Federal Home Loan Mortgage Corp.	5.500%	01/01/38		34	37,265
Federal National Mortgage Assoc.	2.260%(b)	06/01/35		91	96,797
Federal National Mortgage Assoc.	3.809%(b)	05/01/36		22	23,430
Federal National Mortgage Assoc.	4.500%	03/01/24-07/01/25		420	447,822
Federal National Mortgage Assoc.	5.000%	06/01/23		10	11,112
Federal National Mortgage Assoc.	5.000%	TBA		5,000	5,482,812
Federal National Mortgage Assoc.	7.500%	01/01/32		34	35,204
Government National Mortgage Assoc.	1.625%(b)	09/20/22		3	3,363
Government National Mortgage Assoc.	4.500%	08/15/33-09/15/33		15	16,158
Government National Mortgage Assoc.	8.500%	02/20/30-06/15/30		23	25,235

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,248,137)					6,304,332

U.S. TREASURY OBLIGATIONS — 25.1%
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%	01/15/22-01/15/23		2,300	2,349,083
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.375%	07/15/23		1,500	1,513,228
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%	01/15/25		2,000	2,965,779
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.500%	01/15/29		300	405,105
U.S. Treasury Notes	0.099%(b)	04/30/16		2,000	2,000,000
U.S. Treasury Notes	0.500%	07/31/17		100	98,375
U.S. Treasury Notes	0.625%	11/15/16-05/31/17		400	397,954
U.S. Treasury Notes	0.750%	12/31/17-02/28/18		200	196,461
U.S. Treasury Notes	0.875%	09/15/16-04/30/17		600	601,328
U.S. Treasury Notes	1.000%	03/31/17		100	100,437
U.S. Treasury Notes	1.250%	11/30/18		800	788,750
U.S. Treasury Notes	1.375%	07/31/18		2,700	2,693,461
U.S. Treasury Notes	1.500%	02/28/19		5,900	5,862,205
U.S. Treasury Notes	1.625%	03/31/19-04/30/19		9,100	9,082,874

TOTAL U.S. TREASURY OBLIGATIONS (cost $29,081,129)					29,055,040

FOREIGN GOVERNMENT BONDS — 3.9%
Italy Buoni Poliennali del Tesoro, (Italy), Sr. Unsec’d. Notes	2.250%	05/15/16	EUR	200	285,297
Italy Buoni Poliennali del Tesoro, (Italy), Sr. Unsec’d. Notes	3.750%	08/01/15	EUR	1,100	1,582,984
Italy Buoni Poliennali del Tesoro, (Italy), Sr. Unsec’d. Notes	4.500%	07/15/15	EUR	300	434,819
Italy Certificati di Credito del Tesoro, (Italy), Bonds	0.932%(c)	12/31/15	EUR	100	136,851
Italy Certificati di Credito del Tesoro, (Italy), Unsec’d. Notes(a)	0.704%(c)	06/30/15	EUR	100	137,569
Spain Government Bond, (Spain), Sr. Unsec’d. Notes	3.250%	04/30/16	EUR	100	145,519
Spain Government Bond, (Spain), Sr. Unsec’d. Notes	3.300%	07/30/16	EUR	200	292,512
Spain Government Bond, (Spain), Sr. Unsec’d. Notes	3.750%	10/31/15	EUR	500	725,319
Spain Government Bond, (Spain), Sr. Unsec’d. Notes	4.000%	07/30/15	EUR	500	722,149

TOTAL FOREIGN GOVERNMENT BONDS (cost $4,412,300)					4,463,019

TOTAL LONG-TERM INVESTMENTS (cost $94,996,619)					110,118,270

SHORT-TERM INVESTMENTS — 14.4%
REPURCHASE AGREEMENTS(f) — 10.0%
Barclays Capital, Inc., 0.05% dated 04/30/14, due 05/01/14 in the amount of $6,000,008				6,000	6,000,000
Morgan Stanley & Co. LLC, 0.06% dated 04/30/14, due 05/01/14 in the amount of $5,600,009				5,600	5,600,000

TOTAL REPURCHASE AGREEMENTS (cost $11,600,000)					11,600,000

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 2.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,116,695)(e)				3,116,695	3,116,695

			Principal Amount (000)#
COMMERCIAL PAPER — 1.6%
Glencore Funding LLC	0.690%	10/07/14		700	698,911
Macquarie Bank Ltd.	0.559%	05/01/15		400	400,192
Vodafone Group	0.550%	04/01/15		700	696,596

TOTAL COMMERCIAL PAPER (cost $1,794,284)					1,795,699

FOREIGN TREASURY OBLIGATION(h) — 0.1%
Mexican Cetes, (Mexico), Sr. Unsec’d. Notes (cost $147,980)	3.65%	06/26/14	MXN	19,300	146,767

TOTAL SHORT-TERM INVESTMENTS (cost $16,658,959)					16,659,161

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 109.7% (cost $111,655,578)(g)					126,777,431

		Counterparty	Notional Amount (000)#
OPTIONS WRITTEN(a)
Call Options
10 Year U.S. Treasury Notes, expiring 05/23/14, Strike Price $125.00				200	(719)
Interest Rate Swap Options, Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 05/06/14		Morgan Stanley		500	—
Interest Rate Swap Options, Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 05/06/14		Goldman Sachs & Co.		400	—
Interest Rate Swap Options, Pay a fixed rate of 1.50% and receive a floating rate based on 3-month LIBOR, expiring 05/19/14		Morgan Stanley		400	(26)

Interest Rate Swap Options, Pay a fixed rate of 2.64% and receive a floating rate based on 3-month LIBOR, expiring 06/11/14	Deutsche Bank AG	500	(1,149)
Interest Rate Swap Options, Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, expiring 06/16/14	Morgan Stanley	400	(2,280)
Interest Rate Swap Options, Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14	JPMorgan Chase	400	(341)
Interest Rate Swap Options, Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14	Morgan Stanley	500	(426)
Interest Rate Swap Options, Pay a fixed rate of 1.56% and receive a floating rate based on 3-month LIBOR, expiring 09/02/14	JPMorgan Chase	700	(862)
Interest Rate Swap Options, Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, expiring 09/02/14	Morgan Stanley	1,900	(4,463)

			(10,266)

Put Options
5 Year CDX.O IG.21 V1, expiring 06/18/14, Strike Price $60.00	JPMorgan Chase	100	(12)
10 Year U.S. Treasury Notes, expiring 05/23/14, Strike Price $122.00		200	(125)
Interest Rate Swap Options, Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, expiring 05/06/14	Goldman Sachs & Co.	400	(157)
Interest Rate Swap Options, Receive a fixed rate of 1.80% and pay a floating rate based on 3-month LIBOR, expiring 05/19/14	Morgan Stanley	400	(1,272)
Interest Rate Swap Options, Receive a fixed rate of 3.04% and pay a floating rate based on 3-month LIBOR, expiring 06/11/14	Deutsche Bank AG	500	(817)
Interest Rate Swap Options, Receive a fixed rate of 3.05% and pay a floating rate based on 3-month LIBOR, expiring 06/16/14	Morgan Stanley	400	(729)
Interest Rate Swap Options, Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, expiring 07/28/14	Morgan Stanley	700	(746)
Interest Rate Swap Options, Receive a fixed rate of 1.86% and pay a floating rate based on 3-month LIBOR, expiring 09/02/14	JPMorgan Chase	700	(7,905)
Interest Rate Swap Options, Receive a fixed rate of 3.10% and pay a floating rate based on 3-month LIBOR, expiring 09/02/14	Morgan Stanley	1,900	(13,196)

			(24,959)

TOTAL OPTIONS WRITTEN (premiums received $63,218)			(35,225)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 109.7% (cost $111,592,360)			126,742,206
Liabilities in excess of other assets(i) — (9.7)%			(11,172,002)

NET ASSETS — 100.0%			$115,570,204

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
FHLMC	Federal Home Loan Mortgage Corp.
iTraxx	International Credit Derivative Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMICS	Real Estate Mortgage Investment Conduit Security
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2014.
(c)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	The aggregate value of Repurchase Agreements is $11,600,000. Repurchase agreements are collateralized by U.S. Treasury Notes (coupon rates 0.075% - 2.500%, maturity dates 04/30/15 - 01/31/16), with the aggregate value, including accrued interest, of $11,836,810. Repurchase Agreements are subjects to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$112,998,585

Appreciation	14,637,777
Depreciation	(858,931)

Net Unrealized Appreciation	$13,778,846

The book basis may differ from tax basis due to certain tax related adjustments.

(h)	Rate shown is the effective yield at purchase date.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
20	90 Day Euro Dollar	Dec. 2014	$4,982,838	$4,986,000	$3,162
1	90 Day Euro Dollar	Mar. 2015	248,613	249,075	462
28	90 Day Euro Dollar	Jun. 2015	6,959,384	6,961,850	2,466
66	90 Day Euro Dollar	Sep. 2015	16,308,090	16,372,950	64,860
97	90 Day Euro Dollar	Dec. 2015	23,994,630	23,997,800	3,170
36	90 Day Euro Dollar	Mar. 2016	8,864,322	8,879,850	15,528
14	90 Day Euro Dollar	Jun. 2016	3,434,370	3,442,775	8,405
4	90 Day Euro Dollar	Sep. 2016	983,368	980,800	(2,568)
7	2 Year U.S. Treasury Notes	Jun. 2014	1,538,328	1,539,125	797
77	5 Year U.S. Treasury Notes	Jun. 2014	9,217,289	9,197,891	(19,398)
27	10 Year U.S. Treasury Notes	Jun. 2014	3,351,453	3,359,391	7,938

					$84,822

(1)	Cash of $204,000 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at April 30, 2014.

Forward foreign currency exchange contracts outstanding at April 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real, Expiring 05/05/14	UBS AG	BRL	171	$76,803	$76,480	$(323)
Euro, Expiring 05/02/14	BNP Paribas	EUR	238	326,193	330,187	3,994
Expiring 05/02/14	Barclays Capital Group	EUR	1,519	2,091,802	2,107,371	15,569
Expiring 05/02/14	UBS AG	EUR	3,946	5,451,399	5,474,449	23,050
Mexican Peso,
Expiring 05/14/14	Hong Kong & Shanghai Bank	MXN	1,338	100,000	102,153	2,153
Expiring 05/14/14	Deutsche Bank AG	MXN	1,338	100,000	102,156	2,156
Expiring 08/25/14	Goldman Sachs & Co.	MXN	2,195	166,597	166,138	(459)
Norwegian Krone,
Expiring 05/13/14	Citigroup Global Markets	NOK	65	10,568	10,929	361

				$8,323,362	$8,369,863	$46,501

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real, Expiring 05/05/14	UBS AG	BRL	82	$37,000	$36,676	$324
Expiring 05/05/14	UBS AG	BRL	89	37,191	39,804	(2,613)
Expiring 06/03/14	UBS AG	BRL	171	76,173	75,776	397
Euro, Expiring 05/02/14	Royal Bank of Canada	EUR	5,286	7,282,147	7,333,486	(51,339)
Expiring 05/02/14	BNP Paribas	EUR	299	412,993	414,815	(1,822)
Expiring 05/02/14	Goldman Sachs & Co.	EUR	99	136,475	137,347	(872)
Expiring 05/02/14	UBS AG	EUR	19	26,095	26,359	(264)
Expiring 06/03/14	UBS AG	EUR	3,946	5,450,866	5,474,032	(23,166)
Japanese Yen,
Expiring 05/13/14	Citigroup Global Markets	JPY	56,600	555,033	553,672	1,361
Mexican Peso,
Expiring 05/14/14	BNP Paribas	MXN	482	35,927	36,766	(839)
Expiring 05/14/14	Goldman Sachs & Co.	MXN	2,195	167,935	167,543	392
Expiring 06/26/14	BNP Paribas	MXN	1,897	144,245	144,285	(40)

				$14,362,080	$14,440,561	$(78,481)

Interest rate swap agreements outstanding at April 30, 2014:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreements:
BRL	2,900	01/02/15	9.890%	Brazilian overnight interbank lending rate(1)	$27,257	$—	$27,257	Bank of America
BRL	200	01/02/15	9.930%	Brazilian overnight interbank lending rate(1)	1,965	23	1,942	Morgan Stanley & Co.
MXN	2,000	01/18/19	5.700%	Brazilian overnight interbank lending rate(1)	2,106	(511)	2,617	Bank of America

					$31,328	$(488)	$31,816

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at April 30, 2014	Value at Trade Date	Unrealized Depreciation
Exchange-traded swap agreements:
	3,800	09/21/17	3.000%	3 month LIBOR(1)	$27,904	$38,974	$(11,070)
	2,400	12/18/43	3.500%	3 month LIBOR(1)	(44,213)	125,203	(169,416)

					$(16,309)	$164,177	$(180,486)

(1)	Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection (1):
Dow Jones CDX IG5 10Y Index	12/20/15	0.463%	1,500	$6,454	$—	$6,454	Morgan Stanley & Co.
Dow Jones CDX IG5 10Y Index	12/20/15	0.458%	470	1,981	—	1,981	Morgan Stanley & Co.

				$8,435	$—	$8,435

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Implied Credit Spread at April 30, 2014(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection (1):
Berkshire Hathaway, Inc.	06/20/16	1.000%	300	0.002%	$5,661	$(5,712)	$11,373	Deutsche Bank AG
Federal Republic of Brazil	09/20/16	1.000%	1,400	0.658%	11,530	(15,052)	26,582	JPMorgan Chase
Italy Government	06/20/19	1.000%	500	1.138%	(2,792)	(9,092)	6,300	Deutsche Bank AG
Italy Government	06/20/19	1.000%	1,600	1.138%	(8,931)	(28,345)	19,414	Bank of America
Japan Government	09/20/16	1.000%	400	0.203%	7,967	6,116	1,851	Bank of America
United Mexican States	09/20/16	1.000%	1,400	0.332%	22,493	4,306	18,187	JPMorgan Chase

					$35,928	$(47,779)	$83,707

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#		Value at April 30, 2014	Value at Trade Date	Unrealized Appreciation(6)

Exchange-traded credit default swaps—Buy Protection (2):
Dow Jones CDX IG22 5Y Index	06/20/19	1.000%		1,000	$18,668	$14,736	$3,932
iTraxx Main21 5Y Index	06/20/19	1.000%	EUR	800	17,575	10,501	7,074

					$36,243	$25,237	$11,006

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Cash of $66,000 has been segregated with Morgan Stanley & Co. to cover requirements for open contracts at April 30, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$48,402,366	$481,212	$—
Asset-Backed Securities
Collateralized Debt Obligations	—	962,003	762,474
Non-Residential Mortgage-Backed Security	—	836,086	—
Residential Mortgage-Backed Securities	—	1,379,712	—
Corporate Bonds	—	13,716,323	—
Municipal Bond	—	331,818	—

Residential Mortgage-Backed Securities	—	3,423,885	—
U.S. Government Agency Obligations	—	6,304,332	—
U.S. Treasury Obligations	—	29,055,040	—
Foreign Government Bonds	—	4,463,019	—
Repurchase Agreements	—	11,600,000	—
Affiliated Money Market Mutual Fund	3,116,695	—	—
Commercial Paper	—	1,795,699	—
Foreign Treasury Obligation	—	146,767	—
Options Written	(844)	(34,381)	—
Other Financial Instruments*
Futures Contracts	84,822	—	—
Forward Foreign Currency Exchange Contracts	—	(31,980)	—
Interest Rate Swap Agreements	—	(148,670)	—
Credit Default Swap Agreements	—	103,148	—

Total	$51,603,039	$74,384,013	$762,474

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Balance as of 7/31/13	$1,138,296
Accrued discounts/premiums	2,637
Realized gain (loss)	4,297
Change in unrealized appreciation (depreciation)**	(46,305)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(336,451)

Balance as of 04/30/14	$762,474

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $(46,305) was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using pricing provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, 1 Asset-Backed Security transferred out of Level 3 as a result of being valued by an independent pricing vendor.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of April 30, 2014 categorized by risk exposure:

Derivative Fair Value at 04/30/14
Credit contracts	$103,136
Foreign exchange contracts	(31,980)
Interest rate contracts	(99,061)

Total	$(27,905)

Prudential Defensive Equity Fund

Schedule of Investments

as of April 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS
Aerospace & Defense — 4.5%
Boeing Co. (The)	17,040	$2,198,501
General Dynamics Corp.	8,100	886,545
Honeywell International, Inc.	19,600	1,820,840
L-3 Communications Holdings, Inc.	2,140	246,892
Lockheed Martin Corp.	6,730	1,104,662
Northrop Grumman Corp.	5,400	656,154
Precision Castparts Corp.	3,620	916,186
Raytheon Co.	7,900	754,292
Rockwell Collins, Inc.	3,400	264,010
Textron, Inc.	7,000	286,300
United Technologies Corp.	20,980	2,482,563

		11,616,945

Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	3,700	217,930
Expeditors International of Washington, Inc.	5,000	206,200
FedEx Corp.	6,920	942,850
United Parcel Service, Inc. (Class B Stock)	17,680	1,741,480

		3,108,460

Airlines — 0.5%
Delta Air Lines, Inc.	21,100	777,113
Southwest Airlines Co.	17,400	420,558

		1,197,671

Auto Components — 0.3%
BorgWarner, Inc.	2,760	171,506
Delphi Automotive PLC (United Kingdom)	3,400	227,256
Goodyear Tire & Rubber Co. (The)	3,000	75,600
Johnson Controls, Inc.	8,100	365,634

		839,996

Automobiles — 0.6%
Ford Motor Co.	47,900	773,585
General Motors Co.	15,800	544,784
Harley-Davidson, Inc.	2,700	199,638

		1,518,007

Banks — 2.8%
Bank of America Corp.	75,900	1,149,126
BB&T Corp.	5,200	194,116
Citigroup, Inc.	21,800	1,044,438
Comerica, Inc.	1,400	67,536
Fifth Third Bancorp	6,200	127,782
Huntington Bancshares, Inc.	6,300	57,708
JPMorgan Chase & Co.	27,200	1,522,656
KeyCorp	6,600	90,024
M&T Bank Corp.	970	118,350
PNC Financial Services Group, Inc. (The)	3,900	327,756
Regions Financial Corp.	10,400	105,456
SunTrust Banks, Inc.	3,900	149,214
U.S. Bancorp	13,100	534,218
Wells Fargo & Co.	34,400	1,707,616
Zions Bancorporation	1,400	40,488

		7,236,484

Beverages — 3.9%
Beam, Inc.	4,600	383,962
Brown-Forman Corp. (Class B Stock)	4,500	403,740
Coca-Cola Co. (The)	104,900	4,278,871
Coca-Cola Enterprises, Inc.	6,600	299,904
Constellation Brands, Inc. (Class A Stock)*	4,600	367,264
Dr. Pepper Snapple Group, Inc.	5,500	304,810
Molson Coors Brewing Co. (Class B Stock)	4,400	263,868
Monster Beverage Corp.*	3,700	247,752
PepsiCo, Inc.	42,200	3,624,558

		10,174,729

Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc.*	3,930	621,726
Amgen, Inc.	15,000	1,676,250
Biogen Idec, Inc.*	4,700	1,349,464
Celgene Corp.*	8,070	1,186,371
Gilead Sciences, Inc.*	30,600	2,401,794
Regeneron Pharmaceuticals, Inc.*	1,570	466,117
Vertex Pharmaceuticals, Inc.*	4,700	318,190

		8,019,912

Building Products — 0.1%
Allegion PLC	2,266	111,827
Masco Corp.	8,800	176,792

		288,619

Capital Markets — 1.0%
Ameriprise Financial, Inc.	1,400	156,282
Bank of New York Mellon Corp. (The)	8,200	277,734
BlackRock, Inc.	920	276,920
Charles Schwab Corp. (The)	8,500	225,675
E*TRADE Financial Corp.*	2,200	49,390
Franklin Resources, Inc.	2,990	156,526
Goldman Sachs Group, Inc. (The)	3,040	485,853
Invesco Ltd.	3,200	112,672
Legg Mason, Inc.	800	37,512
Morgan Stanley	10,100	312,393
Northern Trust Corp.	1,700	102,425
State Street Corp.	3,200	206,592
T. Rowe Price Group, Inc.	1,900	156,047

		2,556,021

Chemicals — 1.4%
Air Products & Chemicals, Inc.	1,790	210,361
Airgas, Inc.	560	59,506
CF Industries Holdings, Inc.	470	115,230
Dow Chemical Co. (The)	10,200	508,980
E.I. du Pont de Nemours & Co.	7,800	525,096
Eastman Chemical Co.	1,300	113,321
Ecolab, Inc.	2,280	238,579
FMC Corp.	1,100	84,700
International Flavors & Fragrances, Inc.	700	68,964
LyondellBasell Industries NV (Class A Stock)	3,700	342,250
Monsanto Co.	4,430	490,401
Mosaic Co. (The)	2,800	140,112
PPG Industries, Inc.	1,170	226,535
Praxair, Inc.	2,480	323,764
Sherwin-Williams Co. (The)	720	143,885
Sigma-Aldrich Corp.	1,000	96,210

		3,687,894

Commercial Services & Supplies — 0.8%
ADT Corp. (The)	4,500	136,080
Cintas Corp.	2,500	147,325

Iron Mountain, Inc.	4,200	119,448
Pitney Bowes, Inc.	5,000	134,000
Republic Services, Inc.	6,700	235,103
Stericycle, Inc.*	2,120	246,853
Tyco International Ltd.	11,400	466,260
Waste Management, Inc.	10,800	480,060

		1,965,129

Communications Equipment — 1.1%
Cisco Systems, Inc.	48,600	1,123,146
F5 Networks, Inc.*	710	74,671
Harris Corp.	1,000	73,520
Juniper Networks, Inc.*	4,700	116,043
Motorola Solutions, Inc.	2,100	133,518
QUALCOMM, Inc.	16,000	1,259,360

		2,780,258

Construction & Engineering — 0.3%
Fluor Corp.	4,000	302,800
Jacobs Engineering Group, Inc.*	3,300	190,410
Quanta Services, Inc.*	5,400	190,512

		683,722

Construction Materials
Vulcan Materials Co.	1,100	70,983

Consumer Finance — 0.4%
American Express Co.	6,600	577,038
Capital One Financial Corp.	4,200	310,380
Discover Financial Services	3,400	190,060
SLM Corp.	3,200	82,400

		1,159,878

Containers & Packaging — 0.1%
Avery Dennison Corp.	800	38,928
Ball Corp.	1,200	67,428
Bemis Co., Inc.	800	32,192
MeadWestvaco Corp.	1,400	54,698
Owens-Illinois, Inc.*	1,400	44,492
Sealed Air Corp.	1,600	54,896

		292,634

Distributors — 0.1%
Genuine Parts Co.	1,900	165,528

Diversified Consumer Services — 0.1%
Graham Holdings Co. (Class B Stock)	60	40,274
H&R Block, Inc.	3,300	93,786

		134,060

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*	12,940	1,667,319
CME Group, Inc.	2,300	161,897
IntercontinentalExchange Group, Inc.	846	172,956
Leucadia National Corp.	2,300	58,696
McGraw-Hill Financial, Inc.	2,000	147,860
Moody’s Corp.	1,400	109,900
NASDAQ OMX Group, Inc. (The)	900	33,210

		2,351,838

Diversified Telecommunication Services — 5.7%
AT&T, Inc.	188,900	6,743,730
CenturyLink, Inc.	20,900	729,619
Frontier Communications Corp.	36,200	215,390
Verizon Communications, Inc.	150,200	7,018,846
Windstream Holdings, Inc.	21,600	195,912

		14,903,497

Electric Utilities — 1.1%
American Electric Power Co., Inc.	4,700	252,907
Duke Energy Corp.	6,900	513,981
Edison International	3,200	180,992
Entergy Corp.	1,700	123,250
Exelon Corp.	8,300	290,749
FirstEnergy Corp.	4,000	135,000
NextEra Energy, Inc.	4,300	429,355
Northeast Utilities	3,100	146,506
Pepco Holdings, Inc.	2,400	64,224
Pinnacle West Capital Corp.	1,100	61,545
PPL Corp.	6,100	203,374
Southern Co. (The)	8,600	394,138
Xcel Energy, Inc.	4,800	152,976

		2,948,997

Electrical Equipment — 1.1%
AMETEK, Inc.	6,100	321,592
Eaton Corp. PLC	11,900	864,416
Emerson Electric Co.	17,500	1,193,150
Rockwell Automation, Inc.	3,460	412,363

		2,791,521

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	1,500	143,025
Corning, Inc.	13,100	273,921
FLIR Systems, Inc.	1,300	44,252
Jabil Circuit, Inc.	1,700	29,342
TE Connectivity Ltd. (Switzerland)	3,900	230,022

		720,562

Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	3,800	265,620
Cameron International Corp.*	1,900	123,424
Diamond Offshore Drilling, Inc.	600	32,766
Ensco PLC (Class A Stock)	2,000	100,900
FMC Technologies, Inc.*	2,100	119,070
Halliburton Co.	7,400	466,718
Helmerich & Payne, Inc.	940	102,131
Nabors Industries Ltd.	2,200	56,144
National Oilwell Varco, Inc.	3,800	298,414
Noble Corp. PLC	2,200	67,782
Rowan Cos. PLC (Class A Stock)*	1,000	30,920
Schlumberger Ltd.	11,400	1,157,670
Transocean Ltd.	2,900	124,903

		2,946,462

Food & Staples Retailing — 4.2%
Costco Wholesale Corp.	12,170	1,407,826
CVS Caremark Corp.	32,700	2,377,944
Kroger Co. (The)	14,300	658,372
Safeway, Inc.	6,300	214,578
Sysco Corp.	16,200	590,166
Wal-Mart Stores, Inc.	44,800	3,571,008

Walgreen Co.	24,200	1,643,180
Whole Foods Market, Inc.	10,300	511,910

		10,974,984

Food Products — 2.9%
Archer-Daniels-Midland Co.	18,200	795,886
Campbell Soup Co.	4,900	222,901
ConAgra Foods, Inc.	11,600	353,916
General Mills, Inc.	17,300	917,246
Hershey Co. (The)	4,150	399,396
Hormel Foods Corp.	3,700	176,453
J.M. Smucker Co. (The)	2,860	276,505
Kellogg Co.	7,100	474,493
Keurig Green Mountain, Inc.	3,580	335,374
Kraft Foods Group, Inc.	16,500	938,190
McCormick & Co., Inc.	3,600	256,320
Mead Johnson Nutrition Co.	5,600	494,256
Mondelez International, Inc. (Class A Stock)	47,000	1,675,550
Tyson Foods, Inc. (Class A Stock)	7,400	310,578

		7,627,064

Gas Utilities
AGL Resources, Inc.	1,100	59,400

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	30,600	1,185,444
Baxter International, Inc.	10,800	786,132
Becton, Dickinson and Co.	3,840	434,035
Boston Scientific Corp.*	26,200	330,382
C.R. Bard, Inc.	1,540	211,488
CareFusion Corp.*	4,100	160,146
Covidien PLC	9,000	641,250
DENTSPLY International, Inc.	2,800	124,964
Edwards Lifesciences Corp.*	2,100	171,087
Intuitive Surgical, Inc.*	760	274,892
Medtronic, Inc.	19,900	1,170,518
St. Jude Medical, Inc.	5,600	355,432
Stryker Corp.	5,900	458,725
Varian Medical Systems, Inc.*	2,100	167,055
Zimmer Holdings, Inc.	3,400	329,120

		6,800,670

Health Care Providers & Services — 2.5%
Aetna, Inc.	7,200	514,440
AmerisourceBergen Corp.	4,600	299,828
Cardinal Health, Inc.	6,800	472,668
Cigna Corp.	5,400	432,216
DaVita HealthCare Partners, Inc.*	3,480	241,164
Express Scripts Holding Co.*	15,400	1,025,332
Humana, Inc.	3,060	335,835
Laboratory Corp. of America Holdings*	1,700	167,790
McKesson Corp.	4,570	773,198
Patterson Cos., Inc.	1,600	65,120
Quest Diagnostics, Inc.	2,900	162,197
Tenet Healthcare Corp.*	1,900	85,652
UnitedHealth Group, Inc.	19,700	1,478,288
WellPoint, Inc.	5,600	563,808

		6,617,536

Health Care Technology — 0.1%
Cerner Corp.*	5,900	302,670

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	5,300	208,343
Chipotle Mexican Grill, Inc.*	380	189,430
Darden Restaurants, Inc.	1,600	79,536
International Game Technology	2,900	36,395
Marriott International, Inc. (Class A Stock)	2,700	156,411
McDonald’s Corp.	12,100	1,226,698
Starbucks Corp.	9,200	649,704
Starwood Hotels & Resorts Worldwide, Inc.	2,300	176,295
Wyndham Worldwide Corp.	1,600	114,144
Wynn Resorts Ltd.	990	201,851
Yum! Brands, Inc.	5,400	415,746

		3,454,553

Household Durables — 0.3%
D.R. Horton, Inc.	3,400	75,752
Garmin Ltd.	1,500	85,650
Harman International Industries, Inc.	830	90,976
Leggett & Platt, Inc.	1,600	52,576
Lennar Corp. (Class A Stock)	2,100	81,039
Mohawk Industries, Inc.*	750	99,308
Newell Rubbermaid, Inc.	3,300	99,363
PulteGroup, Inc.	4,100	75,399
Whirlpool Corp.	940	144,177

		804,240

Household Products — 3.6%
Clorox Co. (The)	3,600	326,520
Colgate-Palmolive Co.	24,200	1,628,660
Kimberly-Clark Corp.	10,500	1,178,625
Procter & Gamble Co. (The)	75,100	6,199,505

		9,333,310

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	6,400	92,480
NRG Energy, Inc.	3,100	101,432

		193,912

Industrial Conglomerates — 4.0%
3M Co.	15,690	2,182,322
Danaher Corp.	15,000	1,100,700
General Electric Co.	249,900	6,719,811
Roper Industries, Inc.	2,480	344,596

		10,347,429

Insurance — 1.3%
ACE Ltd.	2,430	248,638
Aflac, Inc.	3,300	206,976
Allstate Corp. (The)	3,300	187,935
American International Group, Inc.	10,600	563,178
Aon PLC	2,200	186,736
Assurant, Inc.	600	40,446
Chubb Corp. (The)	1,800	165,744
Cincinnati Financial Corp.	1,100	53,614
Genworth Financial, Inc. (Class A Stock)*	3,700	66,045
Hartford Financial Services Group, Inc. (The)	3,300	118,371
Lincoln National Corp.	2,000	97,020
Loews Corp.	2,300	101,131
Marsh & McLennan Cos., Inc.	4,000	197,240
MetLife, Inc.	8,100	424,035
Principal Financial Group, Inc.	2,000	93,680
Progressive Corp. (The)	4,000	97,000
Torchmark Corp.	700	55,790
Travelers Cos., Inc. (The)	2,600	235,508

Unum Group	1,900	63,118
XL Group PLC (Ireland)	2,000	62,700

		3,264,905

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	4,530	1,377,709
Expedia, Inc.	1,300	92,287
Netflix, Inc.*	730	235,089
Priceline Group, Inc. (The)	640	740,960
TripAdvisor, Inc.*	1,340	108,192

		2,554,237

Internet Software & Services — 1.9%
Akamai Technologies, Inc.*	1,700	90,219
eBay, Inc.*	11,000	570,130
Facebook, Inc. (Class A Stock)*	16,100	962,458
Google, Inc. (Class A Stock)*	2,670	1,428,130
Google, Inc. (Class C Stock)*	2,670	1,406,182
VeriSign, Inc.*	1,200	56,616
Yahoo!, Inc.*	8,800	316,360

		4,830,095

IT Services — 2.1%
Accenture PLC (Class A Stock)	6,000	481,320
Alliance Data Systems Corp.*	510	123,369
Automatic Data Processing, Inc.	4,600	358,616
Blackhawk Network Holdings, Inc. (Class B Stock)*	1,035	23,837
Cognizant Technology Solutions Corp. (Class A Stock)*	5,720	274,016
Computer Sciences Corp.	1,400	82,852
Fidelity National Information Services, Inc.	2,700	144,261
Fiserv, Inc.*	2,360	143,441
International Business Machines Corp.	9,240	1,815,383
MasterCard, Inc. (Class A Stock)	9,600	706,080
Paychex, Inc.	3,000	125,430
Teradata Corp.*	1,500	68,190
Total System Services, Inc.	1,500	47,655
Visa, Inc. (Class A Stock)	4,790	970,502
Western Union Co. (The)	5,100	80,937
Xerox Corp.	10,500	126,945

		5,572,834

Leisure Products — 0.1%
Hasbro, Inc.	1,400	77,364
Mattel, Inc.	4,100	160,781

		238,145

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	6,600	356,664
PerkinElmer, Inc.	2,200	92,334
Thermo Fisher Scientific, Inc.	7,780	886,920
Waters Corp.*	1,690	166,533

		1,502,451

Machinery — 2.9%
Caterpillar, Inc.	15,900	1,675,860
Cummins, Inc.	4,330	653,180
Deere & Co.	9,200	858,728
Dover Corp.	4,300	371,520
Flowserve Corp.	3,400	248,370
Illinois Tool Works, Inc.	9,800	835,254
Ingersoll-Rand PLC	6,400	382,720

Joy Global, Inc.	2,500	150,950
PACCAR, Inc.	8,800	563,024
Pall Corp.	2,800	235,620
Parker Hannifin Corp.	3,720	471,994
Pentair Ltd.	4,900	364,021
Snap-on, Inc.	1,450	168,200
Stanley Black & Decker, Inc.	3,900	334,971
Xylem, Inc.	4,600	172,914

		7,487,326

Media — 2.8%
Cablevision Systems Corp. (Class A Stock)	2,600	43,420
CBS Corp. (Class B Stock)	6,700	386,992
Comcast Corp. (Class A Stock)	31,700	1,640,792
DIRECTV*	5,800	450,080
Discovery Communications, Inc. (Class A Stock)*	2,700	204,930
Gannett Co., Inc.	2,700	73,359
Interpublic Group of Cos., Inc. (The)	5,100	88,842
News Corp. (Class A Stock)*	6,050	102,971
Omnicom Group, Inc.	3,100	209,808
Scripps Networks Interactive, Inc. (Class A Stock)	1,300	97,591
Time Warner Cable, Inc.	3,380	478,135
Time Warner, Inc.	10,900	724,414
Twenty-First Century Fox, Inc. (Class A Stock)	23,600	755,672
Viacom, Inc. (Class B Stock)	4,900	416,402
Walt Disney Co. (The)	19,800	1,570,932

		7,244,340

Metals & Mining — 0.3%
Alcoa, Inc.	9,000	121,230
Allegheny Technologies, Inc.	900	37,080
Freeport-McMoRan Copper & Gold, Inc.	8,700	299,019
Newmont Mining Corp.	4,100	101,803
Nucor Corp.	2,700	139,725
United States Steel Corp.	1,200	31,224

		730,081

Multi-Utilities — 0.8%
Ameren Corp.	2,300	95,013
CenterPoint Energy, Inc.	4,100	101,516
CMS Energy Corp.	2,500	75,775
Consolidated Edison, Inc.	2,800	162,484
Dominion Resources, Inc.	5,700	413,478
DTE Energy Co.	1,700	132,838
Integrys Energy Group, Inc.	800	49,024
NiSource, Inc.	3,000	108,960
PG&E Corp.	4,400	200,552
Public Service Enterprise Group, Inc.	4,900	200,753
SCANA Corp.	1,400	75,152
Sempra Energy	2,200	216,942
TECO Energy, Inc.	1,900	34,124
Wisconsin Energy Corp.	2,200	106,656

		1,973,267

Multiline Retail — 0.5%
Dollar General Corp.*	3,600	203,184
Dollar Tree, Inc.*	2,500	130,175
Family Dollar Stores, Inc.	1,200	70,500
Kohl’s Corp.	2,400	131,496
Macy’s, Inc.	4,500	258,435
Nordstrom, Inc.	1,700	104,176
Target Corp.	7,700	475,475

		1,373,441

Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	4,400	435,688
Apache Corp.	3,500	303,800
Cabot Oil & Gas Corp.	3,700	145,336
Chesapeake Energy Corp.	4,400	126,500
Chevron Corp.	16,680	2,093,674
ConocoPhillips	10,700	795,117
CONSOL Energy, Inc.	2,000	89,020
Denbury Resources, Inc.	3,100	52,142
Devon Energy Corp.	3,400	238,000
EOG Resources, Inc.	4,780	468,440
EQT Corp.	1,360	148,226
Exxon Mobil Corp.	37,730	3,863,929
Hess Corp.	2,400	213,984
Kinder Morgan, Inc.	5,800	189,428
Marathon Oil Corp.	6,100	220,515
Marathon Petroleum Corp.	2,600	241,670
Murphy Oil Corp.	1,500	95,145
Newfield Exploration Co.*	1,100	37,235
Noble Energy, Inc.	3,200	229,696
Occidental Petroleum Corp.	7,000	670,250
ONEOK, Inc.	1,800	113,796
Peabody Energy Corp.	2,300	43,723
Phillips 66	5,100	424,422
Pioneer Natural Resources Co.	1,250	241,588
QEP Resources, Inc.	1,500	46,035
Range Resources Corp.	1,400	126,630
Southwestern Energy Co.*	3,100	148,428
Spectra Energy Corp.	5,800	230,318
Tesoro Corp.	1,100	61,919
Valero Energy Corp.	4,600	262,982
Williams Cos., Inc. (The)	6,000	253,020

		12,610,656

Paper & Forest Products — 0.1%
International Paper Co.	3,700	172,605

Personal Products — 0.3%
Avon Products, Inc.	12,000	183,360
Estee Lauder Cos., Inc. (The) (Class A Stock)	7,100	515,247

		698,607

Pharmaceuticals — 8.0%
AbbVie, Inc.	31,500	1,640,520
Actavis, Inc.*	3,460	706,982
Allergan, Inc.	5,930	983,431
Bristol-Myers Squibb Co.	32,600	1,632,934
Eli Lilly & Co.	19,600	1,158,360
Forest Laboratories, Inc.*	4,800	441,168
Hospira, Inc.*	3,300	151,140
Johnson & Johnson	56,200	5,692,498
Merck & Co., Inc.	58,400	3,419,904
Mylan, Inc.*	7,400	375,772
Perrigo Co. PLC	2,660	385,328
Pfizer, Inc.	126,700	3,963,176
Zoetis, Inc.	9,900	299,574

		20,850,787

Professional Services — 0.3%
Dun & Bradstreet Corp. (The)	940	104,114
Equifax, Inc.	3,000	212,430
Nielsen Holdings NV	7,100	333,345
Robert Half International, Inc.	3,400	152,320

		802,209

Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	2,900	242,208
Apartment Investment & Management Co. (Class A Stock)	1,100	33,913
AvalonBay Communities, Inc.	900	122,895
Boston Properties, Inc.	1,130	132,368
Crown Castle International Corp.	2,500	181,825
Equity Residential	2,500	148,600
Essex Property Trust, Inc.	460	79,700
General Growth Properties, Inc.	3,800	87,286
HCP, Inc.	3,300	138,138
Health Care REIT, Inc.	2,100	132,489
Host Hotels & Resorts, Inc.	5,500	117,975
Kimco Realty Corp.	3,000	68,760
Macerich Co. (The)	1,100	71,401
Plum Creek Timber Co., Inc.	1,300	56,680
Prologis, Inc.	3,600	146,268
Public Storage	1,060	186,040
Simon Property Group, Inc.	2,280	394,896
Ventas, Inc.	2,200	145,376
Vornado Realty Trust	1,300	133,380
Weyerhaeuser Co.	4,300	128,355

		2,748,553

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	2,100	55,944

Road & Rail — 1.5%
CSX Corp.	25,100	708,322
Kansas City Southern	2,750	277,420
Norfolk Southern Corp.	7,700	727,881
Ryder System, Inc.	1,300	106,834
Union Pacific Corp.	11,340	2,159,476

		3,979,933

Semiconductors & Semiconductor Equipment — 1.3%
Altera Corp.	3,000	97,560
Analog Devices, Inc.	2,900	148,741
Applied Materials, Inc.	11,400	217,284
Broadcom Corp. (Class A Stock)	5,200	160,212
First Solar, Inc.*	700	47,243
Intel Corp.	46,900	1,251,761
KLA-Tencor Corp.	1,600	102,384
Lam Research Corp.*	1,500	86,415
Linear Technology Corp.	2,200	97,900
LSI Corp.	5,200	57,928
Microchip Technology, Inc.	1,900	90,326
Micron Technology, Inc.*	10,000	261,200
NVIDIA Corp.	5,200	96,044
Texas Instruments, Inc.	10,200	463,590
Xilinx, Inc.	2,500	117,975

		3,296,563

Software — 2.1%
Adobe Systems, Inc.*	4,400	271,436
Autodesk, Inc.*	2,100	100,842
CA, Inc.	3,000	90,420
Citrix Systems, Inc.*	1,700	100,827

Electronic Arts, Inc.*	2,900	82,070
Intuit, Inc.	2,700	204,525
Microsoft Corp.	71,300	2,880,520
Oracle Corp.	32,700	1,336,776
Red Hat, Inc.*	1,800	87,570
Salesforce.com, Inc.*	5,300	273,745
Symantec Corp.	6,500	131,820

		5,560,551

Specialty Retail — 1.6%
AutoNation, Inc.*	800	42,392
AutoZone, Inc.*	410	218,895
Bed Bath & Beyond, Inc.*	2,600	161,538
Best Buy Co., Inc.	3,300	85,569
CarMax, Inc.*	2,700	118,206
GameStop Corp. (Class A Stock)	1,400	55,552
Gap, Inc. (The)	3,200	125,760
Home Depot, Inc. (The)	17,100	1,359,621
L Brands, Inc.	3,000	162,600
Lowe’s Cos., Inc.	12,700	583,057
O’Reilly Automotive, Inc.*	1,300	193,427
PetSmart, Inc.	1,300	87,984
Ross Stores, Inc.	2,600	177,008
Staples, Inc.	7,900	98,750
Tiffany & Co.	1,400	122,486
TJX Cos., Inc. (The)	8,600	500,348
Tractor Supply Co.	1,700	114,308
Urban Outfitters, Inc.*	1,300	46,351

		4,253,852

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	8,430	4,974,459
EMC Corp.	19,100	492,780
Hewlett-Packard Co.	17,900	591,774
NetApp, Inc.	3,100	110,391
SanDisk Corp.	2,100	178,437
Seagate Technology PLC	3,100	162,998
Western Digital Corp.	2,000	176,260

		6,687,099

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	3,400	151,810
Fossil Group, Inc.*	590	62,924
Michael Kors Holdings Ltd.*	2,200	200,640
NIKE, Inc. (Class B Stock)	9,100	663,845
PVH Corp.	990	124,314
Ralph Lauren Corp.	720	108,986
VF Corp.	4,320	263,909

		1,576,428

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	3,700	36,852
People’s United Financial, Inc.	2,400	34,272

		71,124

Tobacco — 2.7%
Altria Group, Inc.	55,100	2,210,061
Lorillard, Inc.	10,000	594,200
Philip Morris International, Inc.	43,900	3,750,377
Reynolds American, Inc.	8,600	485,298

		7,039,936

Trading Companies & Distributors — 0.3%
Fastenal Co.			6,800	340,544
W.W. Grainger, Inc.			1,530	389,232

				729,776

TOTAL LONG-TERM INVESTMENTS (cost $206,507,876)				248,581,320

SHORT-TERM INVESTMENTS — 4.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 3.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $9,977,202)(c)			9,977,202	9,977,202

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(a)(b) — 0.4%
U.S. Treasury Bills (cost $999,932)	0.050%	06/19/14	1,000	999,976

TOTAL SHORT-TERM INVESTMENTS (cost $10,977,134)				10,977,178

TOTAL INVESTMENTS — 100.0% (cost $217,485,010)(d)				259,558,498
Liabilities in excess of other assets(e)				(111,538)

NET ASSETS — 100.0%				$259,446,960

The following abbreviations are used in the portfolio descriptions:

NASDAQ	National Association for Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(b)	Rates shown are the effective yields at purchase date.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$220,120,932

Appreciation	40,549,767
Depreciation	(1,112,201)

Net Unrealized Appreciation	$39,437,566

The book basis may differ from tax basis due to certain tax related adjustments.

(e)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2014	Unrealized Appreciation(1)(2)
	Long Positions:
83	S&P 500 E-Mini Futures	Jun. 2014	$7,606,535	$7,793,285	$186,750

Open futures contracts outstanding at April 30, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2014	Unrealized Appreciation(1)(2)
	Long Positions (cont’d.)
5	S&P 500 Index	Jun. 2014	$2,310,675	$2,347,375	$36,700

					$223,450

(1)	The amount represents fair value of derivative instruments subject to equity risk exposure as of April 30, 2014.
(2)	U.S. Treasury Security, with a market value of $999,976 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at April 30, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$11,616,945	$—	$—
Air Freight & Logistics	3,108,460	—	—
Airlines	1,197,671	—	—
Auto Components	839,996	—	—
Automobiles	1,518,007	—	—
Banks	7,236,484	—	—
Beverages	10,174,729	—	—
Biotechnology	8,019,912	—	—
Building Products	288,619	—	—
Capital Markets	2,556,021	—	—
Chemicals	3,687,894	—	—
Commercial Services & Supplies	1,965,129	—	—
Communications Equipment	2,780,258	—	—
Construction & Engineering	683,722	—	—
Construction Materials	70,983	—	—
Consumer Finance	1,159,878	—	—
Containers & Packaging	292,634	—	—
Distributors	165,528	—	—
Diversified Consumer Services	134,060	—	—
Diversified Financial Services	2,351,838	—	—
Diversified Telecommunication Services	14,903,497	—	—
Electric Utilities	2,948,997	—	—
Electrical Equipment	2,791,521	—	—
Electronic Equipment, Instruments & Components	720,562	—	—
Energy Equipment & Services	2,946,462	—	—
Food & Staples Retailing	10,974,984	—	—
Food Products	7,627,064	—	—
Gas Utilities	59,400	—	—
Health Care Equipment & Supplies	6,800,670	—	—
Health Care Providers & Services	6,617,536	—	—
Health Care Technology	302,670	—	—
Hotels, Restaurants & Leisure	3,454,553	—	—
Household Durables	804,240	—	—
Household Products	9,333,310	—	—
Independent Power & Renewable Electricity Producers	193,912	—	—
Industrial Conglomerates	10,347,429	—	—
Insurance	3,264,905	—	—
Internet & Catalog Retail	2,554,237	—	—
Internet Software & Services	4,830,095	—	—

IT Services	5,572,834	—	—
Leisure Products	238,145	—	—
Life Sciences Tools & Services	1,502,451	—	—
Machinery	7,487,326	—	—
Media	7,244,340	—	—
Metals & Mining	730,081	—	—
Multi-Utilities	1,973,267	—	—
Multiline Retail	1,373,441	—	—
Oil, Gas & Consumable Fuels	12,610,656	—	—
Paper & Forest Products	172,605	—	—
Personal Products	698,607	—	—
Pharmaceuticals	20,850,787	—	—
Professional Services	802,209	—	—
Real Estate Investment Trusts (REITs)	2,748,553	—	—
Real Estate Management & Development	55,944	—	—
Road & Rail	3,979,933	—	—
Semiconductors & Semiconductor Equipment	3,296,563	—	—
Software	5,560,551	—	—
Specialty Retail	4,253,852	—	—
Technology Hardware, Storage & Peripherals	6,687,099	—	—
Textiles, Apparel & Luxury Goods	1,576,428	—	—
Thrifts & Mortgage Finance	71,124	—	—
Tobacco	7,039,936	—	—
Trading Companies & Distributors	729,776	—	—
Affiliated Money Market Mutual Fund	9,977,202	—	—
U.S. Treasury Obligation	—	999,976	—
Other Financial Instruments*
Futures Contracts	223,450	—	—

Total	$258,781,972	$999,976	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedules of Investments (Unaudited)

Security Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair value responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchanged-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment spreads, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 16

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    June 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date    June 19, 2014

*	Print the name and title of each signing officer under his or her signature